Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment at beginning of the year	$ 5,687,357,000	$ 3,903,818,000
Depreciation expense	906,034,000	673,161,000	$ 473,008,000
Impairment loss		7,529,000	0
Property, plant and equipment at end of the year	6,523,403,000	5,687,357,000	3,903,818,000
Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	13,751,241,000	11,334,965,000	10,005,682,000
Addition	2,425,697,000	2,597,970,000	1,498,201,000
Disposals	(804,859,000)	(294,813,000)	(54,384,000)
Reclassified as held for sale			(114,534,000)
Business combination		113,119,000
Property, plant and equipment at end of the year	15,372,079,000	13,751,241,000	11,334,965,000
Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(8,063,884,000)	(7,431,147,000)	(7,010,596,000)
Disposals	(121,242,000)	(47,953,000)	(52,457,000)
Depreciation expense	906,034,000	673,161,000	473,008,000
Impairment loss		7,529,000
Property, plant and equipment at end of the year	(8,848,676,000)	(8,063,884,000)	(7,431,147,000)
Land
Property, plant and equipment
Property, plant and equipment at beginning of the year	2,485,000
Property, plant and equipment at end of the year	2,485,000	2,485,000
Land | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	2,485,000
Business combination		2,485,000
Property, plant and equipment at end of the year	2,485,000	2,485,000
Buildings
Property, plant and equipment
Property, plant and equipment at beginning of the year	571,585,000	453,282,000
Property, plant and equipment at end of the year	681,761,000	571,585,000	453,282,000
Buildings | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	724,967,000	588,820,000	325,344,000
Transfer from (out) CIP	174,143,000	93,535,000	263,476,000
Disposals	(28,543,000)
Business combination		42,612,000
Property, plant and equipment at end of the year	870,567,000	724,967,000	588,820,000
Buildings | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(153,382,000)	(135,538,000)	(121,680,000)
Disposals	(5,819,000)	(289,000)
Depreciation expense	41,243,000	18,133,000	13,858,000
Property, plant and equipment at end of the year	(188,806,000)	(153,382,000)	(135,538,000)
Plant and equipment
Property, plant and equipment
Property, plant and equipment at beginning of the year	3,759,890,000	2,247,198,000
Property, plant and equipment at end of the year	3,957,791,000	3,759,890,000	2,247,198,000
Plant and equipment | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	11,523,217,000	9,404,456,000	8,472,186,000
Transfer from (out) CIP	1,696,092,000	2,338,662,000	985,820,000
Disposals	(767,210,000)	(283,420,000)	(53,550,000)
Business combination		63,519,000
Property, plant and equipment at end of the year	12,452,099,000	11,523,217,000	9,404,456,000
Plant and equipment | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(7,763,327,000)	(7,157,258,000)	(6,758,071,000)
Disposals	(108,370,000)	(33,917,000)	(51,840,000)
Depreciation expense	839,351,000	639,986,000	451,027,000
Property, plant and equipment at end of the year	(8,494,308,000)	(7,763,327,000)	(7,157,258,000)
Office equipment
Property, plant and equipment
Property, plant and equipment at beginning of the year	43,195,000	23,401,000
Property, plant and equipment at end of the year	47,344,000	43,195,000	23,401,000
Office equipment | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	167,558,000	134,858,000	120,072,000
Transfer from (out) CIP	31,355,000	34,546,000	14,966,000
Disposals	(3,588,000)	(2,136,000)	(180,000)
Business combination		290,000
Property, plant and equipment at end of the year	195,325,000	167,558,000	134,858,000
Office equipment | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(124,363,000)	(111,457,000)	(103,514,000)
Disposals	(1,822,000)	(2,136,000)	(180,000)
Depreciation expense	25,440,000	15,042,000	8,123,000
Property, plant and equipment at end of the year	(147,981,000)	(124,363,000)	(111,457,000)
Construction in progress (CIP)
Property, plant and equipment
Property, plant and equipment at beginning of the year	1,310,202,000	1,179,937,000
Property, plant and equipment at end of the year	1,834,022,000	1,310,202,000	1,179,937,000
Construction in progress (CIP) | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	1,333,014,000	1,206,831,000	1,088,080,000
Transfer from (out) CIP	(1,901,590,000)	(2,466,743,000)	(1,264,262,000)
Addition	2,425,697,000	2,597,970,000	1,498,201,000
Disposals	(5,518,000)	(9,257,000)	(654,000)
Reclassified as held for sale			(114,534,000)
Business combination		4,213,000
Property, plant and equipment at end of the year	1,851,603,000	1,333,014,000	1,206,831,000
Construction in progress (CIP) | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(22,812,000)	(26,894,000)	(27,331,000)
Disposals	(5,231,000)	(11,611,000)	(437,000)
Impairment loss		7,529,000
Property, plant and equipment at end of the year	$ (17,581,000)	$ (22,812,000)	$ (26,894,000)